Schedule of Investments (unaudited)
June 30, 2026
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Health Care REITs — 48.4%
Alexandria Real Estate Equities, Inc.	308,094	$ 16,282,768
American Healthcare REIT, Inc.	342,526	17,862,731
CareTrust REIT, Inc.	397,974	16,058,251
Chiron Real Estate, Inc.	22,314	837,221
Community Healthcare Trust, Inc.	48,378	884,350
Diversified Healthcare Trust	390,805	3,634,486
Healthcare Realty Trust, Inc.	600,919	12,120,536
Healthpeak Properties, Inc.	1,244,532	26,632,985
Janus Living, Inc., Class A	83,120	2,388,869
LTC Properties, Inc.	87,079	3,348,188
Medical Properties Trust, Inc.	892,953	4,125,443
National Health Investors, Inc.	85,081	6,488,277
National Healthcare Properties, Inc.(a)	79,656	1,166,960
Omega Healthcare Investors, Inc.	534,676	25,493,352
Sabra Health Care REIT, Inc.	447,220	8,725,262
Sila Realty Trust, Inc.	98,447	2,988,851
Universal Health Realty Income Trust	22,896	1,004,219
Ventas, Inc.	762,533	67,712,930
Welltower, Inc.	906,321	205,707,678
		423,463,357
Residential REITs — 33.6%
American Homes 4 Rent, Class A	601,736	20,170,191
AvalonBay Communities, Inc.	197,707	37,305,334
BRT Apartments Corp.	17,558	269,867
Camden Property Trust	176,792	20,240,916
Centerspace	30,044	1,688,172
Equity LifeStyle Properties, Inc.	346,195	22,312,268
Equity Residential	550,066	37,365,983
Essex Property Trust, Inc.	114,771	33,466,076
Independence Realty Trust, Inc.	420,400	7,016,476
Invitation Homes, Inc.	1,063,320	32,122,897
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	207,556	$ 28,837,831
NexPoint Residential Trust, Inc.	40,173	1,121,630
Sun Communities, Inc.	218,995	26,259,690
UDR, Inc.	581,978	23,232,562
UMH Properties, Inc.	144,187	2,182,991
		293,592,884
Specialized REITs — 17.4%
CubeSmart	405,932	16,143,916
Extra Space Storage, Inc.	329,986	47,946,966
National Storage Affiliates Trust	127,790	5,682,821
Public Storage	248,810	79,198,711
Smartstop Self Storage REIT, Inc.	98,865	3,213,112
		152,185,526
Total Long-Term Investments — 99.4% (Cost: $868,004,541)		869,241,767
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(c)	2,238,584	2,238,584
Total Short-Term Securities — 0.2% (Cost: $2,238,584)		2,238,584
Total Investments — 99.6% (Cost: $870,243,125)		871,480,351
Other Assets Less Liabilities — 0.4%		3,240,953
Net Assets — 100.0%		$ 874,721,304

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 1,407,110	$ 831,474 (a)	$ —	$ —	$ —	$ 2,238,584	2,238,584	$ 16,548	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Residential and Multisector Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	221	09/18/26	$ 8,568	$ (166,216)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 869,241,767	$ —	$ —	$ 869,241,767
Short-Term Securities
Money Market Funds	2,238,584	—	—	2,238,584
	$ 871,480,351	$ —	$ —	$ 871,480,351
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (166,216)	$ —	$ —	$ (166,216)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust